UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                           Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wells Fargo Investments, LLC
Address:  420 Montgomery Street
	  San Francisco, CA 94104

13F File Number:  028-07064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laurie Ohotto
Title:   Vice President
Phone:   (612) 336-8226

Signature, Place, and Date of Signing:

   /s/	Laurie Ohotto     	Minneapolis, MN  	10-2-07

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X  ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company